Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(Loss) / Profit for the year	$ (79,340)	$ (30,271)	$ 31,880
Items adjusting loss of the year	570,757	304,934	103,667
Changes in working capital	(31,240)	(12,342)	2,612
Income tax and social contribution paid	(84,829)	(18,518)	(13,442)
Other current and non-current assets and liabilities	(70,164)	(21,567)	229
Net cash generated by operating activities	305,184	222,236	124,946
Cash flows from investing activities
Purchase of property, plant and equipment	(179,434)	(180,577)	(96,094)
Short term investment		5,417	600
Acquisition of investment – Bluestone Inc., net of cash acquired	(18,538)	(1,244)
-Acquisition of investment – Altamira Gold Corp	(3,870)		(2,167)
Acquisition of investment - Mineração Serra Grande, net of cash acquired	(52,135)
Cash from acquired subsidiary included in the consolidation			3,727
Net cash used in investing activities	(253,977)	(176,404)	(93,934)
Cash flows from financing activities
Proceeds received from loans and debentures		314,345	179,550
Proceeds received from NSR Royalty agreement			21,000
Repayment of loans and debentures	(62,831)	(184,385)	(66,273)
Derivative settlement- debt swap agreements	10,785	2,090	13,430
Derivatives fees		(13,522)
Interest paid on loans and debentures	(47,255)	(36,037)	(25,494)
Payment from liability (NSR agreement)	(3,630)	(2,532)
Principal payments of lease liabilities	(12,688)	(13,285)	(13,395)
Interest payments of lease liabilities	(3,294)	(3,917)
Repayment of other liabilities	(2,025)	(1,699)	(1,452)
Payment of dividends	(115,814)	(42,693)	(28,161)
Acquisition of treasury shares	(351)	(13,361)
Proceeds from exercise of stock options	199	194	229
Net Proceeds from Nasdaq IPO	200,116
Net cash generated by (used in) financing activities	(36,788)	5,198	79,434
Increase in cash and cash equivalents	14,419	51,030	110,446
Effect of foreign exchange gain (loss) on cash equivalents	1,448	(18,136)	(1,052)
Cash and cash equivalents, beginning of the year	270,189	237,295	127,901
Cash and cash equivalents, end of the year	$ 286,056	$ 270,189	$ 237,295